Income taxes (Income Tax Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
CIT tax expense	$ 51,183,346	$ 27,162,678	$ 10,583,933
Land Appreciation Tax ("LAT") expense	25,390,667	25,582,339	16,154,567
Deferred tax expense/ (benefit)	(2,399,386)	5,892,472	10,594,874
Actual income tax expense	$ 74,174,627	$ 58,637,489	$ 37,333,374